INCOME TAXES (Details 3) (USD $)	Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 1,353,337
2016 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	924,258
2017 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	221,591
2018 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 207,488